Inventories	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Inventories
9.	Inventories

(1)	Details of inventories as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025				December 31, 2024
	Acquisition cost		Valuation allowance	Carrying amount	Acquisition cost	Valuation allowance	Carrying amount
Merchandise	₩	160,996	(6,942)	154,054	191,323	(8,121)	183,202
Supplies		13,586	—	13,586	26,581	—	26,581

	₩	174,582	(6,942)	167,640	217,904	(8,121)	209,783

(2)	Amounts of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2025		2024	2023
Charged to cost of products that have been resold	₩	66	1,592	2,033
Write-off upon sale		—	(1,106)	(8)
There are no significant reversals of inventory write-downs for the periods presented.

(3)
Inventories recognized as operating expenses for the years ended December 31, 2025, 2024, and 2023 are ₩1,267,120 million, ₩1,323,907 million, and ₩1,264,302 million, respectively, which are included in the cost of goods sold.